Deferred tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred tax

43 Deferred tax

	2018	2017
Deferred tax assets	125	79
Deferred tax liabilities	537	1,029
Total net deferred tax liability/(asset)	412	950

Deferred tax assets comprise temporary differences on:	2018	2017
Financial assets	(7)	(20)
Insurance and investment contracts	-	(19)
Deferred expenses, VOBA and other intangible assets	(125)	(140)
Defined benefit plans	12	26
Losses	167	176
Other	79	57
At December 31	125	79

Deferred tax liabilities comprise temporary differences on:	2018	2017
Real estate	520	554
Financial assets	815	1,724
Insurance and investment contracts	(1,433)	(1,806)
Deferred expenses, VOBA and other intangible assets	1,788	1,752
Defined benefit plans	(257)	(268)
Losses	(147)	(120)
Other	(748)	(807)
At December 31	537	1,029

The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Losses	Other	Total
At January 1, 2018	554	1,744	(1,787)	1,892	(295)	(296)	(863)	950
Acquisitions/Additions	-	-	-	9	-	-	-	9
Charged to income statement	(31)	(451)	401	(63)	23	(1)	143	22
Charged to equity	(7)	(513)	2	-	17	(2)	12	(493)
Net exchange differences	4	46	(51)	82	(14)	(4)	(38)	25
Disposal of a business	-	-	-	-	-	-	-	-
Transfers to disposal groups	-	-	-	-	-	-	-	-
Transfer to current income tax	-	-	-	-	-	-	-	-
Transfer to/from other headings	-	(3)	-	(6)	-	-	9	-
Other	-	-	-	-	-	(11)	(90)	(101)
At December 31, 2018	519	822	(1,434)	1,914	(269)	(314)	(827)	412

At January 1, 2017	541	3,165	(2,988)	3,298	(645)	(407)	(850)	2,113
Acquisitions/Additions	-	-	-	9	-	(1)	(14)	(6)
Charged to income statement	37	32	609	(1,016)	120	78	(62)	(202)
Charged to equity	(9)	(874)	-	-	174	-	(5)	(715)
Net exchange differences	(16)	(270)	241	(322)	57	27	111	(172)
Disposal of a business	-	-	-	2	-	-	-	2
Transfers to disposal groups	-	-	-	-	-	8	-	8
Transfer to current income tax	-	-	-	-	-	-	(73)	(73)
Transfer to/from other headings	-	(300)	351	(79)	-	-	27	-
Other	-	(9)	-	-	-	-	2	(7)
At December 31, 2017	554	1,744	(1,787)	1,892	(295)	(296)	(863)	950

In 2018, the decrease of deferred tax liability primarily related to a decrease of unrealised profits in respect of financial assets mainly driven by an increase of interest rates and widening credit spread.

The movement in other of EUR 90 million is caused by the redemption of the non-cumulative subordinated note. Refer to note 33 “Other equity instruments” and note 34 “Subordinated borrowings”.

The decrease of the United States corporate income tax rate from 35% to 21% as from January 1, 2018 with an impact of total EUR 1,034 million, EUR 554 million through profit and loss and EUR 479 million through other comprehensive income (refer to note 18) is the main cause for the total decrease in the deferred tax liability in 2017 of EUR 1,197 million.

The transfer to current income tax in 2017 relates to transfers from deferred to current tax, in relation to own equity instruments.

Transfer to/from other headings includes transfers between two reporting segments.

Deferred corporate income tax assets are recognized for tax losses carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 26 million; tax EUR 6 million (2017: gross EUR 85 million; tax EUR 15 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits from existing business in excess of the profits arising from the reversal of existing taxable temporary differences.

For the following amounts, arranged by loss carry forward periods, the deferred corporate income tax asset is not recognized:

	Gross amounts[1]		Not recognized deferred tax assets
	2018	2017	2018	2017
< 5 years	65	89	15	22
≥ 5 – 10 years	21	137	5	18
≥ 10 – 15 years	20	-	36	25
≥ 15 – 20 years	-	-	-	-
Indefinitely	385	499	86	111
At December 31	490	725	142	177

[1]

The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred corporate income tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 162 million; tax EUR 29 million (2017: gross EUR 261 million; tax EUR 46 million) relating to Defined benefit plans and Other items the recognition of the deferred corporate income tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences.

Aegon did not recognize deferred corporate income tax assets in respect of deductible temporary differences relating to Financial assets and Other items for the amount of gross EUR 40 million; tax EUR 8 million (2017: gross EUR 43 million; tax EUR 8 million).

Deferred corporate income tax liabilities have not been recognized for withholding tax and other taxes that would be payable on the unremitted earnings of certain subsidiaries. The unremitted earnings totaled gross EUR 1,770 million; tax EUR 361 million (2017: gross EUR 1,771 million; tax EUR 441 million).

All deferred corporate income taxes are non-current by nature.